Issued Capital (Details) - Schedule of Share Capital - USD ($)		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Share Capital [Abstract]
Number of shares, Ordinary Shares fully paid	[1]	3,410,434		2,052,359		932,826
Ordinary Shares fully paid		$ 68,977,851	[2]	$ 65,464,091	[2]	$ 35,970,373

[1]	Retroactively applied the share consolidation of 10 for 1 share on October 16, 2023.
[2]	Retrospectively restated for one-for-ten share consolidation with effective date of October 16, 2023.